Logo: STATE STREET

March 1, 2010

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.

Washington, DC 20549

Attention:   Office of Filings, Information & Consumer Services

Re:         Henderson Global Funds ("Registrant")
            (File Nos. 333-62270 and 811-10399)
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Ladies and Gentlemen:

As administrator on behalf of the Registrant, pursuant to Rule 485(a) promulgated under the Securities Act of 1933, as amended (the "1933 Act"), following please find for filing on behalf of the above-referenced Registrant, Post-Effective Amendment No. 38 under the 1933 Act and Amendment No. 40 under the Investment Company Act of 1940, as amended to the Registrant's Registration Statement on Form N-1A (the "Amendment").

The Amendment is being filed under paragraph (a)(1) of Rule 485 for the purpose of conforming the Prospectuses and Statements of Additional Information for the Henderson International Equity Fund, Henderson Money Market Fund, and Henderson Worldwide Income Fund and to the requirements of amended Form N-1A.

If you have any questions relating to this filing, please do not hesitate to contact me at (617) 662-3969.

Very truly yours,

/s/ Francine S. Hayes
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Francine S. Hayes
Vice President and Managing Counsel

Enclosures

cc:      C. Yarbrough